Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Company's allowance for doubtful accounts and billing adjustments
The following table summarizes our allowance for doubtful accounts, billing adjustments, and contractual allowances as of and for the years ended December 31, 2018, and 2017 (in thousands):

	Allowance for Doubtful Accounts (1)	Reserve for Billing Adjustments (2)	Reserve for Contractual Allowances (2)
Balance at December 31, 2016	$531	$13	$515
Provision adjustment	453	133	19,307
Write-offs and recoveries, net	(431)	(137)	(19,375)
Balance at December 31, 2017	553	9	447
Provision adjustment	180	219	19,221
Write-offs and recoveries, net	(301)	(210)	(19,668)
Balance at December 31, 2018	$432	$18	$—

(1)	The provision was charged against general and administrative expenses.

(2)	The provision was charged against services revenue. Contractual allowance was written off due to sale of Telerhythmics.

Schedule of excess and obsolete inventory
The following table summarizes our reserves for excess and obsolete inventory as of and for the years ended December 31, 2018 and 2017 (in thousands):

Reserve for Excess and Obsolete Inventories (1)
Balance at December 31, 2016	$416
Provision adjustment	81
Write-offs and scrap	(44)
Balance at December 31, 2017	453
Provision adjustment	42
Write-offs and scrap (2)	(115)
Balance at December 31, 2018	$380

(1)	The provision was charged against Product and product-related cost of revenues.

(2)	Amount includes $90 thousand related to inventory sold during the year.

Schedule of Company's warranty reserve activity
The activities related to our warranty reserve for the years ended December 31, 2018 and 2017 are as follows (in thousands):

	Year Ended December 31,
	2018	2017
Balance at beginning of year	$204	$196
Charges to cost of revenues	279	351
Applied to liability	(286)	(343)
Balance at end of year	$197	$204

Schedule of basic and diluted net (loss) income per share computations
The following table sets forth the reconciliation of shares used to compute basic and diluted net (loss) income per share for the periods indicated (in thousands):

	Three Months Ended March 31,
	2019	2018
Loss from continuing operations	$(1,657)	$(1,388)
Income from discontinued operations	—	5,494
Net (loss) income	$(1,657)	$4,106

Weighted-average shares outstanding—basic and diluted	20,278	20,092

(Loss) income per common share—basic and diluted
Continuing operations	$(0.08)	$(0.07)
Discontinued operations	—	0.27
Net (loss)income per common share—basic and diluted	$(0.08)	$0.20

The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2017
Numerator:
Loss from continuing operations, net of tax	$(3,839)	$(35,036)
Income (loss) from discontinued operations, net of tax	4,575	(694)
Net income (loss)	$736	$(35,730)

Denominator:
Weighted average shares outstanding - basic	20,158	19,995
Dilutive potential common shares:
Stock options	—	—
Restricted stock units	—	—
Weighted average shares outstanding - diluted	20,158	19,995

Net income (loss) per common share - basic and diluted
Continuing operations	$(0.19)	$(1.75)
Discontinued operations	0.23	(0.04)
Net income (loss) per share - basic and diluted (1)	$0.04	$(1.79)

(1) Earnings per share may not add due to rounding.

Schedule of antidilutive weighted average outstanding common stock equivalents
The computation of diluted earnings per share excludes stock options and stock units that are anti-dilutive. The following common stock equivalents were anti-dilutive (in thousands):

	Three Months Ended March 31,
	2019	2018
Stock options	1,000	207
Restricted stock units	287	129
Total	1,287	336

The following weighted-average outstanding common stock equivalents were not included in the calculation of diluted net income (loss) per share because their effect was antidilutive (in thousands):

	Year Ended December 31,
	2018	2017
Stock options	340	220
Restricted stock units	157	33
Total	497	253